NOTE PAYABLE (Details Textual) (USD $)	1 Months Ended	9 Months Ended
	Aug. 31, 2014	Sep. 30, 2014
Schedule Of Notes Payable [Line Items]
Debt Instrument, Maturity Date, Description	due in December 2014
Proceeds from Notes Payable	$ 45,000
Debt Instrument, Face Amount	50,000
Interest Expense, Debt	5,000
Amortization of Debt Discount (Premium)		$ 1,719